CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Income Statement [Abstract]
Revenues	$ 81,464	$ 86,831	$ 92,602
Cost of revenues	47,027	48,070	52,299
Gross profit	34,437	38,761	40,303
Operating expenses:
Research and development, net	5,658	6,373	6,852
Selling and marketing	13,883	16,902	18,557
General and administrative	9,713	9,447	11,139
Total operating expenses	29,254	32,722	36,548
Operating income	5,183	6,039	3,755
Financial income (expenses), net (Note 16)	(1,480)	(1,667)	1,361
Income before income taxes	3,703	4,372	5,116
Taxes on income (Note 13)	3,001	1,553	2,072
Net income	702	2,819	3,044
Less - net income attributable to redeemable non-controlling interests and non-controlling interests	(342)	(526)	(95)
Net income attributable to Magal shareholders	$ 360	$ 2,293	$ 2,949
Basic income per share	$ 0.01	$ 0.07	$ 0.12
Diluted income per share	$ 0.01	$ 0.07	$ 0.12